Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	813
5 Years	989
10 Years	1,497
Fidelity Advisor Asset Manager 30% - Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,632
Fidelity Advisor Asset Manager 30% - Class M
Expense Example, No Redemption:
1 Year	452
3 Years	669
5 Years	904
10 Years	1,577
Fidelity Advisor Asset Manager 30% - Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604